FINANCIAL INSTRUMENTS - Parent (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2025 and 2024, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

										Group
	2025					2024
			Fair value		Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	206,772	206,772	205,966	—	—	201,864	201,864	202,929
Loans and advances to banks	—	1,154	—	1,154	1,154	—	1,101	—	1,101	1,101
Reverse repurchase agreements - non-trading	—	17,696	—	17,696	17,678	—	10,342	—	10,342	10,338
Other financial assets at amortised cost	3,747	—	—	3,747	3,987	3,190	—	—	3,190	3,408
	3,747	18,850	206,772	229,369	228,785	3,190	11,443	201,864	216,497	217,776
Liabilities
Deposits by customers	—	122	192,896	193,018	192,331	—	197	185,050	185,247	185,775
Deposits by banks	—	6,739	—	6,739	6,737	—	13,979	38	14,017	14,037
Repurchase agreements - non-trading	—	9,039	—	9,039	9,029	—	8,622	—	8,622	8,617
Debt securities in issue	36,870	5,103	1,421	43,394	42,873	31,907	4,034	1,771	37,712	37,569
Subordinated liabilities	1,065	1,161	187	2,413	2,032	1,630	10	1,061	2,701	2,385
	37,935	22,164	194,504	254,603	253,002	33,537	26,842	187,920	248,299	248,383

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2025 and 31 December 2024, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2025				2024
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	672	—	672	—	990	—	990	A
	Interest rate contracts	—	1,100	—	1,100	—	1,690	—	1,690	A & C
	Inflation rate contracts	—	85	—	85	—	70	—	70	A
	Equity and credit contracts	—	153	30	183	—	122	35	157	B & D
	Netting	—	(1,058)	—	(1,058)	—	(1,643)	—	(1,643)
		—	952	30	982	—	1,229	35	1,264
Other financial assets at FVTPL	Loans and advances to customers	—	282	40	322	—	278	44	322	A
	Debt securities and other debt instruments	—	—	24	24	—	56	36	92	A, B & D
	Equity securities	—	—	3	3	—	—	7	7	B
		—	282	67	349	—	334	87	421
Financial assets at FVOCI	Debt securities	5,017	199	—	5,216	8,805	201	34	9,040	D
		5,017	199	—	5,216	8,805	201	34	9,040
Total assets at fair value		5,017	1,433	97	6,547	8,805	1,764	156	10,725

Liabilities
Derivative financial instruments	Exchange rate contracts	—	525	—	525	—	432	—	432	A
	Interest rate contracts	—	1,192	—	1,192	—	1,905	—	1,905	A & C
	Inflation rate contracts	—	30	—	30	—	—	—	—	A
	Equity and credit contracts	—	9	13	22	—	9	14	23	B & D
	Netting	—	(1,058)	—	(1,058)	—	(1,643)	—	(1,643)
		—	698	13	711	—	703	14	717
Other financial liabilities at FVTPL	Debt securities in issue	—	331	—	331	—	355	—	355	A
	Structured deposits	—	824	—	824	—	605	—	605	A
	Zero Amortising Guaranteed Notes	—	95	—	95	—	95	—	95	D
		—	1,250	—	1,250	—	1,055	—	1,055
Total liabilities at fair value		—	1,948	13	1,961	—	1,758	14	1,772

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities

	Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2025	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	91	104	453	146	794
Other financial liabilities at fair value through profit or loss	—	172	114	707	438	1,431
Deposits by customers	179,889	5,538	5,004	1,876	210	192,517
Deposits by banks	806	725	968	3,298	1,666	7,463
Repurchase agreements – non-trading	—	6,584	2,524	—	—	9,108
Debt securities in issue	—	7,197	3,238	28,521	11,487	50,443
Subordinated liabilities	—	33	98	621	2,623	3,375
Lease liabilities	—	—	21	46	17	84
Total financial liabilities	180,695	20,340	12,071	35,522	16,587	265,215
Off-balance sheet commitments given	3,810	22,766	1,330	7,602	3,366	38,874

2024
Financial liabilities
Derivative financial instruments	—	168	136	321	185	810
Other financial liabilities at fair value through profit or loss	10	3	135	556	524	1,228
Deposits by customers	171,951	5,181	5,686	2,947	320	186,085
Deposits by banks	1,396	1,562	7,621	4,463	—	15,042
Repurchase agreements – non-trading	—	7,894	762	—	—	8,656
Debt securities in issue	—	5,930	2,057	28,422	7,773	44,182
Subordinated liabilities	—	27	628	332	1,895	2,882
Lease liabilities	—	—	29	60	19	108
Total financial liabilities	173,357	20,765	17,054	37,101	10,716	258,993
Off-balance sheet commitments given	4,028	19,088	916	8,391	3,248	35,671

Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Disclosure of Analysis of Fair Value of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2025 and 2024, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

				2025					2024
			Fair value		Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to banks	—	1,444	—	1,444	1,444	—	1,825	21	1,846	1,845
Other financial assets at amortised cost	—	1,371	—	1,371	1,297	—	1,644	—	1,644	1,644
0	—	2,815	—	2,815	2,741	—	3,469	21	3,490	3,489
Liabilities
Debt securities in issue	1,252	91	—	1,343	1,347	—	1,877	—	1,877	1,916
Subordinated liabilities	197	1,087	—	1,284	1,297	501	—	1,083	1,584	1,644
1	1,449	1,178	—	2,627	2,644	501	1,877	1,083	3,461	3,560

Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis	The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2025 and 31 December 2024, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

					2025					2024
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Other financial assets at FVTPL	Debt Securities	—	9,663	—	9,663	—	8,792	—	8,792	A, B & D
Total assets at fair value		—	9,663	—	9,663	—	8,792	—	8,792	—

Liabilities
Other financial liabilities at FVTPL	Medium Term Notes	9,805	—	—	9,805	8,792	—	—	8,792	A
Total liabilities at fair value		9,805	—	—	9,805	8,792	—	—	8,792	—

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities	The table below analyses the maturities of the undiscounted cash flows relating to financial liabilities and off-balance sheet commitments of Santander UK Group
Holdings based on the remaining period to the contractual maturity date at the balance sheet date. Deposits by customers largely consist of retail deposits. This table is not intended to show the liquidity of Santander UK Group Holdings.

	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2025	£m	£m	£m	£m	£m	£m
Financial liabilities
Other financial liabilities at fair value through profit or loss	—	—	—	8,676	2,860	11,536
Debt securities in issue	—	517	60	919	—	1,496
Subordinated liabilities	—	24	73	391	1,653	2,141
Total financial liabilities	—	541	133	9,986	4,513	15,173

2024
Financial liabilities
Other financial liabilities at fair value through profit or loss	—	—	—	8,604	1,540	10,144
Debt securities in issue	—	20	84	2,091	—	2,195
Subordinated liabilities	—	37	554	689	1,329	2,609
Total financial liabilities	—	57	638	11,384	2,869	14,948